Investments in Associates and Joint Ventures - Summary of significant assumptions used in the value in use calculation (Detail)	12 Months Ended
Dec. 31, 2019
LINE Games Corp [member]
Pretax discount rates [Abstract]
Pre tax discount rate	11.50%
Terminal growth rates [Abstract]
Terminal growth rates	1.00%
Snow Corp [member]
Pretax discount rates [Abstract]
Pre tax discount rate	14.30%
Terminal growth rates [Abstract]
Terminal growth rates	1.00%